UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: November 30

Date of reporting period: May 31, 2009

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / MAY 31, 2009

Legg Mason Partners

Massachusetts Municipals Fund

Managed by	WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide Massachusetts investors with as high a level of current income exempt from federal income tax and Massachusetts State personal income taxes* as is consistent with the preservation of principal.

*	Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened significantly during the six-month reporting period ended May 31, 2009. Looking back, after expanding 2.8% during the second quarter of 2008, U.S. gross domestic product (“GDP”)i growth took a step backward during the second half of 2008. According to the U.S. Department of Commerce, third and fourth quarter 2008 GDP contracted 0.5% and 6.3%, respectively, the latter being the worst quarterly reading since 1982. Economic weakness continued in early 2009, as first quarter 2009 GDP declined 5.5%. This marked the first time in thirty-four years that the U.S. economy posted three consecutive quarters of negative GDP growth.

When the reporting period began, speculation ended as to whether the U.S. would experience a recession. On December 1, 2008, the National Bureau of Economic Research (“NBER”) — which has the final say on when one begins and ends — announced that a recession had begun in December 2007, making the current recession the lengthiest since the Great Depression. Contributing to the economy’s troubles has been the accelerating weakness in the labor market. Since December 2007, approximately six million jobs have been shed and we have experienced seventeen consecutive months of job losses, matching the record that occurred during the 1981-82 recession. In addition, the unemployment rate continued to move steadily higher, rising from 8.9% in April to 9.4% in May 2009, to reach its highest rate since 1983.

Another strain on the economy, the housing market, may finally be getting closer to reaching a bottom. After plunging late last year, new single-family home starts have been fairly stable in recent months and, while home prices continued to fall, the pace of the decline has moderated somewhat. Other economic news also seemed to be “less negative.” Inflation remained low, May retail sales (excluding gasoline) were modestly higher and consumer sentiment rose a fourth straight month in June, albeit from a very low level. In addition, while 345,000 jobs were lost in May, it was substantially less than April’s 504,000 decline and the smallest monthly loss since September 2008.

Legg Mason Partners Massachusetts Municipals Fund	I

Letter from the chairman continued

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. Looking back, after reducing the federal funds rateiii from 5.25% in August 2007 to 2.00% in April 2008, the Fed then left rates on hold for several months leading up to the beginning of the reporting period. This was due to growing inflationary pressures as a result of soaring oil and commodity prices, coupled with the sagging U.S. dollar. However, as inflation receded along with oil prices and the global financial crisis escalated, the Fed cut rates twice in October 2008 to 1.00%. Then, in December 2008, it reduced the federal funds rate to a range of 0 to 1/4 percent — a historic low — and has maintained this stance thus far in 2009. In conjunction with the June meeting, the Fed stated that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. Back in September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets. More recently, the Fed has taken additional measures to thaw the frozen credit markets, including the purchase of debt issued by Fannie Mae and Freddie Mac, as well as introducing the Term Asset-Backed Securities Loan Facility (“TALF”). In March 2009, the Fed continued to pursue aggressive measures as it announced its intentions to:

•	Purchase up to an additional $750 billion of agency mortgage-backed securities, bringing its total purchases of these securities to up to $1.25 trillion in 2009.

•	Increase its purchases of agency debt this year by up to $100 billion to a total of up to $200 billion.

•	Buy up to $300 billion of longer-term Treasury securities over the next six months.

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September 2008. In October, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by former President Bush. Then, in March 2009, Treasury Secretary Geithner introduced the Public-Private Partnership Investment Program (“PPIP”), which is intended to facilitate the purchase of troubled mortgage assets from bank balance sheets. President Obama has also made reviving the economy a priority in his administration, the cornerstone thus far being the $787 billion stimulus package that was signed into law in February 2009.

II	Legg Mason Partners Massachusetts Municipals Fund

During the six-month reporting period ended May 31, 2009, both short- and long-term Treasury yields experienced periods of extreme volatility. While earlier in 2008 investors were focused on the subprime segment of the mortgage-backed market, these concerns broadened to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This unrest triggered several “flights to quality,” causing Treasury yields to move lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). This was particularly true toward the end of 2008, as the turmoil in the financial markets and sharply falling stock prices caused investors to flee securities that were perceived to be risky, even high-quality corporate bonds and high-grade municipal bonds. However, toward the end of the reporting period, investor risk aversion somewhat faded given some modestly positive economic data. This helped to drive spread sector (non-Treasury) prices higher. During the six months ended May 31, 2009, two-year Treasury yields fell from 1.00% to 0.92%. In contrast, over the same time frame, ten-year Treasury yields moved from 2.93% to 3.47%. Longer-term yields moved higher due to fears of future inflation given the government’s massive stimulus program.

The municipal bond market outperformed its taxable bond counterpart over the six months ended May 31, 2009. Over that period, the Barclays Capital Municipal Bond Indexiv and the Barclays Capital U.S. Aggregate Indexv returned 9.00% and 5.10%, respectively. Municipal securities outperformed the taxable bond market during four of the six months of the reporting period, as risk aversion decreased and investors were drawn to the attractive yields and valuations in the tax-free market.

Performance review

For the six months ended May 31, 2009, Class A shares of Legg Mason Partners Massachusetts Municipals Fund, excluding sales charges, returned 10.50%. The Fund’s unmanaged benchmark, the Barclays Capital Massachusetts Municipal Bond Indexvi, returned 8.85% for the same period. The Lipper Massachusetts Municipal Debt Funds Category Average1 returned 9.78% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 45 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Massachusetts Municipals Fund	III

Letter from the chairman continued

PERFORMANCE SNAPSHOT as of May 31, 2009 (excluding sales charges) (unaudited)
6 MONTHS (not annualized)
Massachusetts Municipals Fund — Class A Shares	10.50%
Barclays Capital Massachusetts Municipal Bond Index	8.85%
Lipper Massachusetts Municipal Debt Funds Category Average[1]	9.78%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.
Excluding sales charges, Class B shares returned 10.07%, Class C shares returned 10.20% and Class I shares returned 10.55% over the six months ended May 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.
Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.
The 30-Day SEC Yields for the period ended May 31, 2009 for Class A, B, C and I shares were 4.05%, 3.42%, 3.65% and 4.16%, respectively. Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yields for Class A, B, C and I shares would have been 4.04%, 3.41%, 3.64% and 4.15%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.
TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated March 30, 2009, the gross total operating expense ratios for Class A, Class B, Class C and Class I shares were 0.77%, 1.40%, 1.36% and 0.55%, respectively.
The manager voluntarily waived its management fees and/or reimbursed expenses at a rate necessary to limit total annual operating expenses, other than interest, brokerage, taxes and extraordinary expenses, for Class A shares to 0.75% of average net assets. The manager voluntarily waived management fees and/or reimbursed expenses for Class B, Class C and Class I shares at the same rate it waived fees and/or reimbursed expenses for Class A shares. The manager may change or eliminate the voluntary expense limitation at any time.
Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 45 funds in the Fund’s Lipper category, and excluding sales charges.

IV	Legg Mason Partners Massachusetts Municipals Fund

A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid — sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

Important information with regard to certain regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

June 26, 2009

Legg Mason Partners Massachusetts Municipals Fund	V

Letter from the chairman continued

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Lower-rated, higher-yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher-rated obligations. As a non-diversified fund, it can invest a larger percentage of its assets in fewer issues than a diversified fund. This may magnify the Fund’s losses from events affecting a particular issuer. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Barclays Capital (formerly Lehman Brothers) Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi

The Barclays Capital (formerly Lehman Brothers) Massachusetts Municipal Bond Index is a market value weighted index of Massachusetts investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of one year or more.

VI	Legg Mason Partners Massachusetts Municipals Fund

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2008 and held for the six months ended May 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class A	10.50%	$1,000.00	$1,105.00	0.75%	$3.94
Class B	10.07	1,000.00	1,100.70	1.55	8.12
Class C	10.20	1,000.00	1,102.00	1.32	6.92
Class I	10.55	1,000.00	1,105.50	0.63	3.31

[1]	For the six months ended May 31, 2009.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class A	5.00%	$1,000.00	$1,021.19	0.75%	$3.78
Class B	5.00	1,000.00	1,017.20	1.55	7.80
Class C	5.00	1,000.00	1,018.35	1.32	6.64
Class I	5.00	1,000.00	1,021.79	0.63	3.18

[1]	For the six months ended May 31, 2009.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report	3

Schedule of investments (unaudited)

May 31, 2009

LEGG MASON PARTNERS MASSACHUSETTS MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

MUNICIPAL BONDS — 96.3%
	Education — 35.4%
$6,000,000	Massachusetts Educational Financing Authority Education Loan Revenue, 6.125% due 1/1/22(a)	$6,156,000
	Massachusetts State DFA Revenue:
1,105,000	Assumption College, Radian, 5.750% due 3/1/20	1,033,396
	Belmont Hill School:
1,350,000	5.000% due 9/1/23	1,383,818
1,420,000	5.000% due 9/1/24	1,438,077
1,170,000	5.000% due 9/1/26	1,176,189
3,470,000	Boston College, 5.000% due 7/1/38	3,481,312
	Boston University, AMBAC:
1,000,000	5.000% due 10/1/35	986,960
4,000,000	5.000% due 10/1/39	3,920,160
1,000,000	Curry College, ACA, 6.000% due 3/1/31	878,920
5,250,000	Mount Holyoke College, 5.000% due 7/1/36	5,287,905
1,070,000	Williston Northampton School Project, XLCA, 5.000% due 10/1/25	976,942
	Massachusetts State Educational Financing Authority Revenue, Issue E, AMBAC:
1,445,000	5.000% due 1/1/13(a)	1,439,336
1,985,000	5.300% due 1/1/16(a)	1,969,715
	Massachusetts State HEFA Revenue:
2,500,000	Berklee College of Music, 5.000% due 10/1/32	2,419,575
6,000,000	Northeastern University, 5.000% due 10/1/33	5,770,920
5,000,000	University of Massachusetts Building Authority Project Revenue, FSA, 5.000% due 5/1/38	5,042,700
	Total Education	43,361,925
	Health Care — 13.2%
	Massachusetts State DFA Revenue:
1,300,000	First Mortgage, Edgecombe Project, 6.750% due 7/1/26	1,167,751
1,000,000	Massachusetts Biomedical Research Corp., 6.250% due 8/1/20	1,036,850
1,000,000	May Institute Issue Inc., Radian, 5.750% due 9/1/29	782,730
1,000,000	Neville Community, GNMA-Collateralized, 6.000% due 6/20/44	1,052,500
	Massachusetts State HEFA Revenue:
	Berkshire Health Systems:
1,000,000	6.250% due 10/1/31	930,680
750,000	Radian, 5.700% due 10/1/25	675,458
2,000,000	Boston Medical Center Project, 5.250% due 7/1/38	1,657,900
2,000,000	Caritas Christi Obligation, 6.750% due 7/1/16	2,059,240

See Notes to Financial Statements.

4	Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS MASSACHUSETTS MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Health Care — 13.2% continued
$350,000	CARS Medical Center of Central Massachusetts, AMBAC, 11.350% due 6/23/22(c)	$356,384
1,000,000	Milford Regional Medical Center, 5.000% due 7/15/27	723,780
	Refunding:
	Healthcare Systems, Covenant Health:
795,000	6.500% due 7/1/17	831,252
590,000	6.000% due 7/1/31	564,949
	Partners Healthcare Systems:
1,250,000	5.000% due 7/1/18	1,370,762
250,000	5.000% due 7/1/19	270,510
400,000	5.000% due 7/1/20	427,368
	University of Massachusetts, Memorial Health Care Inc.:
1,500,000	6.625% due 7/1/32	1,445,910
1,000,000	5.000% due 7/1/33	773,520
	Total Health Care	16,127,544
	Housing — 6.5%
	Framingham, MA, Housing Authority Mortgage Revenue, Beaver Terrace Apartments, GNMA-Collateralized:
400,000	6.200% due 2/20/21	427,708
1,200,000	6.350% due 2/20/32	1,295,304
2,000,000	Massachusetts State HFA Housing Revenue, Single-Family Housing, 4.850% due 12/1/35(a)(d)	1,712,840
	Massachusetts State Housing Finance Agency:
975,000	Housing, 4.500% due 6/1/38	854,754
	Housing Revenue:
2,000,000	Single-Family, 4.850% due 12/1/22(a)	1,982,420
1,985,000	Single-Family Housing, FSA, 4.875% due 12/1/38(a)(d)	1,703,904
	Total Housing	7,976,930
	Industrial Revenue — 1.5%
860,000	Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project, 7.875% due 3/1/25(a)	688,817
	Massachusetts State:
1,100,000	IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, FHA, 6.500% due 8/1/37	1,134,694
80,000	Water Pollution Abatement Trust, Unrefunded Balance, 6.375% due 2/1/15	80,019
	Total Industrial Revenue	1,903,530
	Leasing — 1.5%
1,000,000	Massachusetts State DFA Revenue, Applewild School Issue, Radian, 5.750% due 8/1/29	839,430

See Notes to Financial Statements.

Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report	5

Schedule of investments (unaudited) continued

May 31, 2009

LEGG MASON PARTNERS MASSACHUSETTS MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Leasing — 1.5% continued
$1,000,000	Virgin Islands PFA Revenue Matching Fund Loan Notes, Subordinated Lien, 5.750% due 10/1/13	$1,005,210
	Total Leasing	1,844,640
	Local General Obligation — 2.2%
1,000,000	Quaboag, MA, Regional School District, GO, State Qualified, FSA, State Aid Withholding, 5.500% due 6/1/20	1,023,900
1,500,000	Westwood, MA, GO, NATL, 5.375% due 6/1/17	1,630,815
	Total Local General Obligation	2,654,715
	Other — 0.5%
665,000	University of Virgin Islands, Refunding & Improvement, ACA, 6.000% due 12/1/19	570,889
	Power — 4.9%
1,000,000	Massachusetts State DFA Revenue, Devens Electric Systems, 6.000% due 12/1/30	961,520
5,000,000	Puerto Rico Electric Power Authority Revenue, 5.375% due 7/1/23	5,055,250
	Total Power	6,016,770
	Pre-Refunded/Escrowed to Maturity — 12.8%
2,750,000	Massachusetts State, Project, NATL, 5.250% due 10/1/20(e)	2,898,088
	Massachusetts State DFA Revenue:
1,000,000	Briarwood, 8.250% due 12/1/30(e)	1,112,340
1,000,000	VOA Concord, GNMA-Collateralized, 6.900% due 10/20/41(e)	1,183,810
1,000,000	Western New England College, AMBAC, 5.250% due 7/1/20(e)	1,071,110
	Massachusetts State HEFA Revenue:
1,000,000	Milford-Whitinsville Hospital, 6.350% due 7/15/32(e)	1,147,390
	Refunding, Healthcare Systems Covenant Health:
205,000	6.500% due 7/1/17(e)	233,466
160,000	6.000% due 7/1/31(e)	180,198
2,500,000	University of Massachusetts, Project, NATL, 5.250% due 10/1/31(e)	2,771,325
1,445,000	Winchester Hospital, 6.750% due 7/1/30(e)	1,528,391
1,180,000	Massachusetts State Port Authority Revenue, 13.000% due 7/1/13(f)	1,477,018
1,000,000	Massachusetts State Special Obligation Revenue, Consolidated Loan, FGIC, 5.000% due 6/1/22(e)	1,085,860
1,000,000	Northern Mariana Islands Commonwealth GO, 7.375% due 6/1/30(e)	1,068,320
	Total Pre-Refunded/Escrowed to Maturity	15,757,316
	Special Tax Obligation — 7.3%
1,000,000	Boston, MA, Convention Center Act, Special Obligation, AMBAC, 5.000% due 5/1/25	1,009,930
6,000,000	Massachusetts State, Special Obligation Dedicated Tax Revenue, FGIC, 5.500% due 1/1/34	6,080,820

See Notes to Financial Statements.

6	Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS MASSACHUSETTS MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Special Tax Obligation — 7.3% continued
$2,000,000	Puerto Rico Sales Tax Financing, Corp. Sales Tax Revenue, 5.250% due 8/1/57	$1,886,740
	Total Special Tax Obligation	8,977,490
	State General Obligation — 4.2%
4,500,000	Massachusetts State, GO, 5.000% due 11/1/16	5,171,310
	Transportation — 5.0%
2,000,000	Massachusetts State Port Authority Revenue, AMBAC, 5.000% due 7/1/25	2,099,200
5,050,000	Massachusetts State Turnpike Authority, Metropolitan Highway Systems Revenue, AMBAC, 5.000% due 1/1/39	3,999,398
	Total Transportation	6,098,598
	Water & Sewer — 1.3%
1,000,000	Boston, MA, Water & Sewer Commission Revenue, Senior, 5.000% due 11/1/24	1,055,660
485,000	Massachusetts State, Water Pollution Abatement Trust, Pool Program, Unrefunded Balance, 5.250% due 8/1/28	501,606
	Total Water & Sewer	1,557,266
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $118,896,362)	118,018,923
SHORT-TERM INVESTMENTS — 7.1%
	Education — 3.8%
	Massachusetts State DFA Revenue:
	Boston University, LOC-Allied Irish Bank PLC:
1,100,000	0.250%, 6/1/09(g)	1,100,000
300,000	0.250%, 6/1/09(g)	300,000
200,000	College of the Holy Cross, LOC-Bank of America N.A., 0.200%, 6/1/09(g)(b)	200,000
	Massachusetts State HEFA Revenue:
100,000	Bentley College, LOC-Bank of America, 0.200%, 6/3/09(g)	100,000
700,000	Museum of Fine Arts, SPA-Bank of America N.A., 0.150%, 6/1/09(g)	700,000
	Northeastern University:
1,400,000	LOC-Bank of America N.A., 0.200%, 6/1/09(g)	1,400,000
900,000	LOC-JPMorgan Chase, 0.200%, 6/1/09(g)	900,000
	Total Education	4,700,000
	General Obligation — 2.5%
800,000	Commonwealth of Puerto Rico, GO, Refunding, Public Improvements, FSA, SPA-Dexia Credit Local, 0.180%, 6/1/09(g)	800,000
	Massachusetts State, GO:
	Central Artery:
400,000	SPA-Landesbank Baden-Wuerttemburg, 0.300%, 6/1/09(g)	400,000
500,000	SPA-State Street Bank & Trust Co., 0.180%, 6/1/09(g)	500,000
1,200,000	Consolidated Loan, SPA-Bank of America, 0.280%, 6/1/09(g)	1,200,000

See Notes to Financial Statements.

Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report	7

Schedule of investments (unaudited) continued

May 31, 2009

LEGG MASON PARTNERS MASSACHUSETTS MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	General Obligation — 2.5% continued
$200,000	Puerto Rico Commonwealth, GO, Public Improvement, FSA, SPA-Dexia Credit Local, 1.600%, 6/4/09(g)	$200,000
	Total General Obligation	3,100,000
	Hospital — 0.8%
900,000	Massachusetts State HEFA Revenue, Partners Healthcare Systems, 0.150%, 6/1/09(g)	900,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $8,700,000)	8,700,000
	TOTAL INVESTMENTS — 103.4% (Cost — $127,596,362#)	126,718,923
	Liabilities in Excess of Other Assets — (3.4)%	(4,113,527)
	TOTAL NET ASSETS — 100.0%	$122,605,396
(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Security is exempt form registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Inverse floating rate security — coupon varies inversely with level of short-term tax-exempt interest rates.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2009.

(e)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ACA	— AmericanCapital Assurance — Insured Bonds
AMBAC	— AmericanMunicipal Bond Assurance Corporation — Insured Bonds
CARS	— ComplimentaryAuction Rate Securities
DFA	— DevelopmentFinance Agency
FGIC	— FinancialGuaranty Insurance Company — Insured Bonds
FHA	— FederalHousing Administration
FSA	— FinancialSecurity Assurance — Insured Bonds
GNMA	— GovernmentNational Mortgage Association
GO	— GeneralObligation
HEFA	— Health& Educational Facilities Authority
HFA	— HousingFinance Authority
IFA	— IndustrialFinance Agency
LOC	— Letterof Credit
NATL	— NationalPublic Finance Guarantee Corporation — Insured Bonds
PFA	— PublicFacilities Authority
Radian	— RadianAsset Assurance — Insured Bonds
SPA	— StandbyBond Purchase Agreement — Insured Bonds
XLCA	— XLCapital Assurance Inc. — Insured Bonds

See Notes to Financial Statements.

8	Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS MASSACHUSETTS MUNICIPALS FUND

RATINGS TABLE* (unaudited)
S&P/Moody’s/Fitch**
AAA/Aaa	17.4%
AA/Aa	36.0
A	25.8
BBB/Baa	12.9
A-1/VMIG1	6.9
NR	1.0
100.0%

*	As a percentage of total investments.

**	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 10 and 11 for definitions of ratings.

See Notes to Financial Statements.

Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report	9

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

10	Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report	11

Statement of assets and liabilities (unaudited)

May 31, 2009

ASSETS:
Investments, at value (Cost — $127,596,362)	$126,718,923
Cash	47,345
Interest receivable	2,192,835
Receivable for securities sold	220,000
Receivable for Fund shares sold	188,854
Prepaid expenses	11,293
Total Assets	129,379,250
LIABILITIES:
Payable for securities purchased	6,269,730
Payable for Fund shares repurchased	266,106
Distributions payable	69,900
Investment management fee payable	50,143
Distribution fees payable	25,870
Trustees’ fees payable	9,353
Accrued expenses	82,752
Total Liabilities	6,773,854
TOTAL NET ASSETS	$122,605,396
NET ASSETS:
Par value (Note 7)	$100
Paid-in capital in excess of par value	128,043,443
Undistributed net investment income	61,995
Accumulated net realized loss on investments and futures contracts	(4,622,703)
Net unrealized depreciation on investments	(877,439)
TOTAL NET ASSETS	$122,605,396
Shares Outstanding:
Class A	8,074,825
Class B	334,785
Class C	1,547,921
Class I	40,140
Net Asset Value:
Class A (and redemption price)	$12.27
Class B*	$12.26
Class C*	$12.25
Class I (and redemption price)	$12.27
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$12.81

*	Redemption price per share is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

12	Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended May 31, 2009

INVESTMENT INCOME:
Interest	$3,054,832
EXPENSES:
Investment management fee (Note 2)	284,893
Distribution fees (Notes 2 and 5)	141,534
Shareholder reports (Note 5)	31,226
Transfer agent fees (Note 5)	12,215
Audit and tax	9,941
Registration fees	8,200
Trustees’ fees	2,309
Insurance	1,922
Legal fees	1,000
Custody fees	733
Miscellaneous expenses	4,522
Total Expenses	498,495
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(7,230)
Net Expenses	491,265
NET INVESTMENT INCOME	2,563,567
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Gain From:
Investment transactions	170,448
Futures contracts	290,112
Net Realized Gain	460,560
Change in Net Unrealized Appreciation/Depreciation From:
Investments	7,962,137
Futures contracts	260,939
Change in Net Unrealized Appreciation/Depreciation	8,223,076
NET GAIN ON INVESTMENTS AND FUTURES CONTRACTS	8,683,636
INCREASE IN NET ASSETS FROM OPERATIONS	$11,247,203

See Notes to Financial Statements.

Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report	13

Statements of changes in net assets

FOR THE SIX MONTHS ENDED MAY 31, 2009 (unaudited) AND THE YEAR ENDED NOVEMBER 30, 2008	2009	2008
OPERATIONS:
Net investment income	$2,563,567	$4,713,923
Net realized gain (loss)	460,560	(2,331,011)
Change in net unrealized appreciation/depreciation	8,223,076	(11,567,181)
Increase (Decrease) in Net Assets From Operations	11,247,203	(9,184,269)
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(2,554,834)	(4,704,632)
Decrease in Net Assets From Distributions to Shareholders	(2,554,834)	(4,704,632)
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	13,456,285	46,868,766
Reinvestment of distributions	2,147,331	3,327,536
Cost of shares repurchased	(14,094,744)	(26,672,100)
Increase in Net Assets From Fund Share Transactions	1,508,872	23,524,202
INCREASE IN NET ASSETS	10,201,241	9,635,301
NET ASSETS:
Beginning of period	112,404,155	102,768,854
End of period*	$122,605,396	$112,404,155
* Includes undistributed net investment income of:	$61,995	$53,262

See Notes to Financial Statements.

14	Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2009[2]	2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$11.36	$12.76	$12.88	$12.69	$12.93	$13.13
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.27	0.53	0.53	0.56	0.58	0.60
Net realized and unrealized gain (loss)	0.91	(1.40)	(0.12)	0.20	(0.25)	(0.20)
Total income (loss) from operations	1.18	(0.87)	0.41	0.76	0.33	0.40
LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.53)	(0.53)	(0.57)	(0.57)	(0.59)
Net realized gains	—	—	—	—	—	(0.01)
Total distributions	(0.27)	(0.53)	(0.53)	(0.57)	(0.57)	(0.60)
NET ASSET VALUE, END OF PERIOD	$12.27	$11.36	$12.76	$12.88	$12.69	$12.93
Total return[3]	10.50%	(7.08)%	3.25%	6.09%	2.58%	3.11%
NET ASSETS, END OF PERIOD (000s)	$99,053	$91,603	$86,459	$69,155	$46,714	$47,307
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.76%[4]	0.77%	0.93%[5]	0.88%	0.91%	0.87%
Net expenses[6]	0.75 [4,7]	0.75 [7]	0.75 [5,7,8]	0.75 [7]	0.85 [7]	0.86
Net investment income	4.61 [4]	4.25	4.13	4.43	4.49	4.56
PORTFOLIO TURNOVER RATE	6%	13%	21%	2%	12%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2009 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.93% and 0.75%, respectively.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

The manager voluntarily waived management fees and/or reimburse expenses at a rate necessary to limit total annual operating expenses, other than interest, brokerage, taxes and extraordinary expenses, for Class A shares to 0.75% of average net assets. The manager voluntarily waived management fees and/or reimburse expenses for Class B, Class C and Class I shares at the same rate as it waived their fees and/or reimburses expenses for Class A.

[8]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report	15

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2009[2]	2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$11.35	$12.75	$12.87	$12.68	$12.92	$13.13
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.22	0.45	0.43	0.50	0.50	0.52
Net realized and unrealized gain (loss)	0.91	(1.40)	(0.12)	0.18	(0.25)	(0.20)
Total income (loss) from operations	1.13	(0.95)	0.31	0.68	0.25	0.32
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.45)	(0.43)	(0.49)	(0.49)	(0.52)
Net realized gains	—	—	—	—	—	(0.01)
Total distributions	(0.22)	(0.45)	(0.43)	(0.49)	(0.49)	(0.53)
NET ASSET VALUE, END OF PERIOD	$12.26	$11.35	$12.75	$12.87	$12.68	$12.92
Total return[3]	10.07%	(7.66)%	2.46%	5.47%	2.00%	2.48%
NET ASSETS, END OF PERIOD (000s)	$4,104	$4,333	$6,691	$10,979	$13,873	$17,618
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.56%[4]	1.40%	1.68%[5]	1.47%	1.49%	1.40%
Net expenses[6]	1.55 [4,7]	1.37 [7]	1.50 [5,7,8]	1.34 [7]	1.44 [7]	1.39
Net investment income	3.83 [4]	3.61	3.39	3.88	3.90	4.03
PORTFOLIO TURNOVER RATE	6%	13%	21%	2%	12%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2009 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.68% and 1.50%, respectively.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

The manager voluntarily waived management fees and/or reimburse expenses at a rate necessary to limit total annual operating expenses, other than interest, brokerage, taxes and extraordinary expenses, for Class A shares to 0.75% of average net assets. The manager voluntarily waived management fees and/or reimburse expenses for Class B, Class C and Class I shares at the same rate as it waived their fees and/or reimburses expenses for Class A.

[8]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

16	Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2009[2]	2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$11.34	$12.74	$12.86	$12.67	$12.91	$13.11
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.23	0.45	0.44	0.48	0.50	0.52
Net realized and unrealized gain (loss)	0.91	(1.40)	(0.11)	0.19	(0.25)	(0.20)
Total income (loss) from operations	1.14	(0.95)	0.33	0.67	0.25	0.32
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.45)	(0.45)	(0.48)	(0.49)	(0.51)
Net realized gains	—	—	—	—	—	(0.01)
Total distributions	(0.23)	(0.45)	(0.45)	(0.48)	(0.49)	(0.52)
NET ASSET VALUE, END OF PERIOD	$12.25	$11.34	$12.74	$12.86	$12.67	$12.91
Total return[3]	10.20%	(7.65)%	2.62%	5.43%	1.97%	2.50%
NET ASSETS, END OF PERIOD (000s)	$18,956	$16,116	$9,619	$5,970	$4,323	$4,915
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.33%[5]	1.36%	1.54%[4]	1.52%	1.52%	1.46%
Net expenses[6]	1.32 [5,7]	1.34 [7]	1.36 [4,7,8]	1.39 [7]	1.47 [7]	1.45
Net investment income	4.03 [5]	3.67	3.52	3.80	3.88	3.97
PORTFOLIO TURNOVER RATE	6%	13%	21%	2%	12%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2009 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.54% and 1.36%, respectively.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

The manager voluntarily waived management fees and/or reimburse expenses at a rate necessary to limit total annual operating expenses, other than interest, brokerage, taxes and extraordinary expenses, for Class A shares to 0.75% of average net assets. The manager voluntarily waived management fees and/or reimburse expenses for Class B, Class C and Class I shares at the same rate as it waived their fees and/or reimburses expenses for Class A.

[8]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report	17

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2009[2]	2008[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.36	$12.78
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.27	0.26
Net realized and unrealized gain (loss)	0.91	(1.41)
Total income (loss) from operations	1.18	(1.15)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.27)
Total distributions	(0.27)	(0.27)
NET ASSET VALUE, END OF PERIOD	$12.27	$11.36
Total return[4]	10.55%	(9.11)%
NET ASSETS, END OF PERIOD (000s)	$492	$352
RATIOS TO AVERAGE NET ASSETS:
Gross expenses[5]	0.64%	0.55%
Net expenses[5,6,7]	0.63	0.52
Net investment income[5]	4.60	4.36
PORTFOLIO TURNOVER RATE	6%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2009 (unaudited).

[3]	For the period June 3, 2008 (inception date) to November 30, 2008.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

The manager voluntarily waived management fees and/or reimburse expenses at a rate necessary to limit total annual operating expenses, other than interest, brokerage, taxes and extraordinary expenses, for Class A shares to 0.75% of average net assets. The manager voluntarily waived management fees and/or reimburse expenses for Class B, Class C and Class I shares at the same rate as it waived their fees and/or reimburses expenses for Class A.

See Notes to Financial Statements.

18	Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners Massachusetts Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Future contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report	19

Notes to financial statements (unaudited) continued

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	MAY 31, 2009	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in securities	$126,718,923	—	$126,718,923	—

(b) Futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Inverse floaters. The Fund may participate either in structuring an inverse floater or purchasing an inverse floater in the secondary market. An inverse floater generally has a floating or variable rate of interest that moves in the opposite direction of market interest rates. So, when short-term interest rates move in an upward direction, the interest rate paid on the inverse floater decreases, and vice versa when market interest rates decrease. Inverse floaters also generally respond more rapidly to market interest rate changes than fixed rate securities. Inverse floaters are subject to interest rate and leveraging risks.

When structuring an inverse floater, the Fund will transfer to a trust fixed-rate tax-exempt municipal bonds purchased by the Fund. The trust then typically issues two tranches of variable rate securities that are collateralized by the cash flows of the fixed-rate tax-exempt municipal bonds. The two tranches are known as an inverse floater and a variable rate demand obligation (“VRDO”). The VRDO pays interest based on a floating rate set by a remarketing agent at predetermined intervals. The inverse floater, also known as a residual interest tax-exempt security (a “RITES”), is transferred to the Fund, which receives interest based on the remaining cash flow of the trust, after payment of interest on the VRDO and various expenses of the trust. When structuring an

20	Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report

inverse floater, the Fund would also be required to retain the municipal bond on its balance sheet and recognize a liability for the VRDO tranch of the trust, along with the periodic interest expense associated with the VRDO. Both the municipal bond and the VRDO are marked to market when the Fund determines its net asset value.

When the Fund purchases an inverse floater in the secondary market, it is required to mark the inverse floater to market when determining net asset value. Interest income is accrued as earned and unrealized gains or losses are recognized when marked to market.

The inverse floater held by the Fund at May 31, 2009 was acquired in the secondary market.

(d) Fund concentration. Since the Fund invests primarily in obligations of issuers within Massachusetts, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Massachusetts.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(f) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class.

(h) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund. If material, the amount is shown as a reduction of expenses in the Statement of Operations.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as

Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report	21

Notes to financial statements (unaudited) continued

amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of May 31, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets up to $500 million and 0.48% of the Fund’s average daily net assets in excess of $500 million.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

LMPFA has agreed to voluntarily waive and/or reimburse expenses at the rate necessary to limit total annual operation expenses for Class A shares to 0.75% of average net assets. The manager has also agreed to voluntarily waive management fees and/or reimburse expenses for Class B, C and I shares at the same rate as it waives fees and/or reimburses expenses for Class A. These voluntary fee waives and reimbursements do not cover brokerage, taxes interest and extraordinary expenses and may be reduced or terminated at any time.

During the six months ended May 31, 2009, the LMPFA waived a portion of its fee in the amount of $7,230.

22	Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended May 31, 2009, LMIS and its affiliates received sales charges of approximately $12,000 on sales of the Fund’s Class A shares. In addition, for the six months ended May 31, 2009, CDSCs paid to LMIS and its affiliates were approximately:

	CLASS A	CLASS B	CLASS C
CDSCs	$4,000	$1,000	$2,000

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred balances are reported in the Statement of Operations under Trustees’ fees and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred. As of May 31, 2009, the Fund had accrued $4,576 deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report	23

Notes to financial statements (unaudited) continued

3. Investments

During the six months ended May 31, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$7,094,950
Sales	6,112,333

At May 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,984,051
Gross unrealized depreciation	(3,861,490)
Net unrealized depreciation	$(877,439)

4. Derivative instruments and hedging activities

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At May 31, 2009, the Fund did not hold any derivative instruments.

The following tables provide information about the effect of derivatives and hedging activities in the Fund’s Statement of Operations for the six months ended May 31, 2009. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
	INTEREST RATE CONTRACTS RISK	OTHER CONTRACTS RISK	TOTAL
Futures contracts	$290,112	—	$290,112

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
	INTEREST RATE CONTRACTS RISK	OTHER CONTRACTS RISK	TOTAL
Futures contracts	$260,939	—	$260,939

24	Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report

5. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended May 31, 2009, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class A	$69,540	$8,113	$20,803
Class B	13,200	1,487	5,778
Class C	58,794	2,454	4,604
Class I	—	161	41
Total	$141,534	$12,215	$31,226

For the six months ended May 31, 2009, class specific waivers and/or reimbursements were as follows:

WAIVERS/ REIMBURSEMENTS
Class A	$5,880
Class B	251
Class C	1,076
Class I	23
Total	$7,230

6. Distributions to shareholders by class

	SIX MONTHS ENDED MAY 31, 2009	YEAR ENDED NOVEMBER 30, 2008
Net Investment Income:
Class A	$2,131,198	$4,003,309
Class B	77,560	196,580
Class C	337,434	502,958
Class I	8,642	1,785	*
Total	$2,554,834	$4,704,632

*	For the period June 3, 2008 (inception date) to November 30, 2008.

7. Shares of beneficial interest

At May 31, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an

Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report	25

Notes to financial statements (unaudited) continued

identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED MAY 31, 2009		YEAR ENDED NOVEMBER 30, 2008
	SHARES	AMOUNT	SHARES		AMOUNT
Class A
Shares sold	806,635	$9,442,184	2,841,621		$35,620,074
Shares issued on reinvestment	157,486	1,852,426	236,914		2,906,458
Shares repurchased	(951,981)	(10,919,293)	(1,792,334)		(21,941,692)
Net increase	12,140	$375,317	1,286,201		$16,584,840
Class B
Shares sold	17,187	$200,789	23,951		$297,566
Shares issued on reinvestment	5,384	63,164	10,108		124,017
Shares repurchased	(69,436)	(805,942)	(177,186)		(2,224,696)
Net decrease	(46,865)	$(541,989)	(143,127)		$(1,803,113)
Class C
Shares sold	288,950	$3,377,486	840,185		$10,511,326
Shares issued on reinvestment	19,144	224,848	24,316		296,085
Shares repurchased	(180,999)	(2,041,447)	(198,927)		(2,430,547)
Net increase	127,095	$1,560,887	665,574		$8,376,864
Class I
Shares sold	38,165	$435,826	37,411	*	$439,800	*
Shares issued on reinvestment	587	6,893	84	*	976	*
Shares repurchased	(29,594)	(328,062)	(6,513	)*	(75,165	)*
Net increase	9,158	$114,657	30,982	*	$365,611	*

*	For the period June 3, 2008 (inception date) to November 30, 2008.

8. Capital loss carryforward

As of November 30, 2008, the Fund had, for Federal income tax purposes, a net capital loss carryfoward of $2,789,908, of which $114,960 expires in 2010, $554,670 expires in 2011, $1,206,214 expires in 2012, $644,828 expires in 2013 and $269,236 expires in 2016. These amounts will be available to offset any future taxable capital gains.

9. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

26	Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent,

Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report	27

Notes to financial statements (unaudited) continued

SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the

28	Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report

cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed an appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report	29

Notes to financial statements (unaudited) continued

11. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The

30	Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report

complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on February 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

12. Recent accounting pronouncement

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

Legg Mason Partners Massachusetts Municipals Fund 2009 Semi-Annual Report	31

Legg Mason Partners

Massachusetts Municipals Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2 Heritage Drive

North Quincy, Massachusetts 02171

PNC Global Investment Servicing

4400 Computer Drive

Westborough, Massachusetts 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners Massachusetts Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS MASSACHUSETTS MUNICIPALS FUND

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Series at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Series at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Massachusetts Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2009 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009 based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD2227 7/09 SR09-849

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: July 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: July 31, 2009

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Income Trust

Date: July 31, 2009